ACCOUNTS RECEIVABLE, NET (Tables)	3 Months Ended
Mar. 31, 2022
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable from customers, net

	3/31/2022					12/31/2021
			Overdue
		Overdue	90 +	Renegotiated
	Accounts Due	up to 90 days	days	Credits	Total	Total
Current
Energy Provisioning/Supply (a)	2,297,635	407,475	301,040	23,044	3,029,194	2,793,981
Short-term electric power - CCEE (b)	441,183	152,115	1,950	—	565,248	299,162
Use of electric network	783,772	78,602	61,926	—	924,300	860,986
Connection/availability for transmission system	360,003	15,637	121,467	—	497,137	511,372
PROINFA	534,349	—	—	—	534,349	524,939
Renegotiated credits	522,445	91,860	8,084	—	622,389	633,751
(-) ECL (c)	(450,845)	(165,906)	(280,049)	(23,044)	(919,844)	(529,215)
	4,458,572	579,783	214,418	—	5,252,773	5,094,976
Non-Current
Energy provisioning/supply (a)	—	—	9,548	1,810,474	1,820,022	1,834,667
Short-term electric power - CCEE (b)	—	—	293,560	—	293,560	293,560
Use of electric network	—	—	4,348	—	4,348	4,348
(-) ECL (c)	—	—	(307,456)	(1,315,041)	(1,622,497)	(1,139,495)
	—	—	—	495,433	495,433	993,080

Total Customers	4,458,572	579,783	214,418	495,433	5,748,206	6,088,056

(a)	Energy Provision/Supply

Amazonas Energia currently has four debt instruments (ICDs) with Eletronorte. They were signed between 2019 and 2021, in order to renegotiate Amazonas Energia’s debts with Eletronorte. As of December 2021, the default rate for this customer had increased, impacting the balances receivable from the supply of energy.

(b)	Short-term Electric - CCEE

In the first three months of 2022, the Santa Cruz Thermoelectric Power Plant (TPP) increased the dispatch by the National System Operator (ONS), increasing the amount of energy to be settled and consequently causing an increase in the short-term electricity market.

(c)	Estimated Credit Loss - ECL

The changes in provisions for the three-month periods ended March 31, 2022 and 2021 are as follows:

Opening balance	1,668,710	2,635,209
(+) Constitution	929,640	155,822
(-) Reversals	(33,249)	(66,952)
(-) Write-off	(22,760)	(23,867)
Final balance as of March 31, 2022 and 2021	2,542,341	2,700,212

As of March 31, 2022, the Company presented a balance of R$ 2,542,341 (R$ 1,668,710 as of December 31, 2021) for the Estimated Credit Loss (ECL). Of the final loss provision of R$ 929,640, R$ 886,257 corresponds to Amazonas Energia. This is due to the increase in the customer’s default rate. The adjustment of the provision aims to adequately reflect the increase in risk that the Company observed during the period. Since the customer defaulted on the ICD during the quarter, the four ICDs were fully provisioned.

Schedule of balance of ADA

The changes in provisions for the three-month periods ended March 31, 2022 and 2021 are as follows:

Opening balance	1,668,710	2,635,209
(+) Constitution	929,640	155,822
(-) Reversals	(33,249)	(66,952)
(-) Write-off	(22,760)	(23,867)
Final balance as of March 31, 2022 and 2021	2,542,341	2,700,212